Annual Total Returns- JPMorgan 100 U.S. Treasury Securities Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.46%	1.43%	1.76%	0.25%